Derivative financial instruments	6 Months Ended
Jun. 30, 2018
Derivative financial instruments.
Derivative financial instruments

9.Derivative financial instruments

	30 June 2018		31 December 2017
	Fair value	Fair value	Fair value	Fair value
	of assets	of liabilities	of assets	of liabilities
	£m	£m	£m	£m
Hedging
Derivatives designated as fair value hedges	966	274	1,164	445
Derivatives designated as cash flow hedges	1,188	1,027	717	1,168

	2,154	1,301	1,881	1,613

Trading
Exchange rate contracts	7,727	5,732	4,760	4,950
Interest rate contracts	16,478	17,254	18,134	17,896
Credit derivatives	11	107	77	423
Equity and other contracts	585	1,167	982	1,242

	24,801	24,260	23,953	24,511

Total recognised derivative assets/liabilities	26,955	25,561	25,834	26,124